Other Operating Income - Schedule of Other Operating Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Component Of Other Operating Income [Line Items]
Other operating income	$ 475	$ 510	$ 411
Gain on sale of vessels	93
Sundry Shipping Income [Member]
Component Of Other Operating Income [Line Items]
Other operating income	$ 382	420	$ 411
Other Sundry Income [Member]
Component Of Other Operating Income [Line Items]
Other operating income		$ 90